Parent company only condensed financial information (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash provided by/(used in) operating activities	¥ 928,226	¥ 527,396	¥ 601,883
Net cash used in investing activities	(13,103,691)	(16,966,591)	(4,175,746)
Net cash provided by financing activities	19,842,120	15,422,674	5,274,932
Effect of exchange rate changes on cash and cash equivalents	7,533,038	(918,885)	1,719,401
Increase/(Decrease) in cash and cash equivalents	(133,617)	97,636	18,332
Cash and cash equivalents at beginning of the year	2,021,989	2,940,874	1,221,473
Cash and cash equivalents at end of the year	9,555,027	2,021,989	2,940,874
Parent Company [Member]
Net cash provided by/(used in) operating activities	104,295	(9,711)	23,307
Net cash used in investing activities	(238,475)	(3,195,265)	(2,561,029)
Net cash provided by financing activities	354,821	2,198,272	3,375,896
Effect of exchange rate changes on cash and cash equivalents	(307,999)	148,031	111,329
Increase/(Decrease) in cash and cash equivalents	(87,358)	(858,673)	949,503
Cash and cash equivalents at beginning of the year	154,020	1,012,693	63,190
Cash and cash equivalents at end of the year	¥ 66,662	¥ 154,020	¥ 1,012,693